[EATON VANCE LOGO]



[GRAPHIC OF INDIAN STATUE]
[GRAPHIC OF ELEPHANT]
[GRAPHIC OF WORLD]



ANNUAL REPORT DECEMBER 31, 2001


                                   EATON VANCE
                                     GREATER
                                      INDIA
                                      FUND

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001
LETTER TO SHAREHOLDERS


[PHOTO OF JAMES B. HAWKES]

James B. Hawkes
President

Eaton Vance Greater India Fund, Class A shares, had a total return of -26.12% for the year ended December 31, 2001. That return was the result of a decrease in net asset value per share (NAV) from $7.39 on December 31, 2000 to $5.46 on December 31, 2001.(1)

The Fund's Class B shares had a total return of -27.17% during the year ended December 31, 2001. That return resulted from a decrease in NAV from $7.14 on December 31, 2000 to $5.20 on December 31, 2001.(1)

The disappointing performance of the Indian market mirrored slower industrial output, weaker consumer spending and increasing concerns over the region's political uncertainties. Reflecting the weaker economy, the Bombay Stock Exchange (BSE 100) Index - an unmanaged index of common stocks traded in the India market - had a total return of -28.92% for the year ended December 31, 2001.(2)

WHILE SLOWER THAN IN RECENT YEARS, INDIA'S ECONOMIC GROWTH CONTINUED TO OUTPACE MUCH OF THE WORLD IN 2001...
Amid a weaker world economy, the global war against terrorism and wavering consumer confidence, many of Asia's economies fell into recession in 2001. However, while it failed to match 2000's blistering 6.4% GDP growth rate, India's economy nonetheless turned in a respectable showing, once again surpassing many of its Asia neighbors.

INDIA'S STRONG AGRICULTURAL SECTOR PROVIDED A BUFFER AGAINST THE GLOBAL RECESSION...
Many nations with economies more reliant on exports suffered a dramatic reversal due to sharply slower demand from the U.S. In contrast, India's domestic-oriented economy was much less affected by the recession in the U.S. India benefited greatly from a good monsoon season - the most favorable in three years - that produced excellent winter and spring harvests. The bountiful farm crop translated into higher incomes, which provided a solid buffer against the weakening global economy.

INDIA LOOKS AHEAD TO FURTHER REFORMS AND A STRONGER ECONOMY IN 2002...
One year ago, India was struggling with a devastating earthquake in Gujarat, a tragedy that posed a major threat to the nation's economy. In the year since that calamity, India has begun reconstruction, withstood the global recession and made progress toward increased industrial production. As India anticipates a stronger economy in 2002, investors hope for a renewed emphasis on privatization and economic reform. Against that backdrop, we look forward to exciting new opportunities for investors in the coming year.


                                 Sincerely,

                                 /s/ James B. Hawkes

                                 James B. Hawkes
                                 President
                                 February 6, 2002

FUND INFORMATION
AS OF DECEMBER 31, 2001


PERFORMANCE(3)                        CLASS A          CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                               -26.12%         -27.17%
Five Years                              -2.06           -2.53
Life of Fund+                           -7.59           -8.17
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                               -30.36%         -30.81%
Five Years                              -3.22           -2.92
Life of Fund+                           -8.30           -8.17

+Inception date: 5/2/94


TEN LARGEST HOLDINGS(4)
--------------------------------------------------------------------------------
Hindustan Lever Ltd.                        8.6%
Hero Honda Motors Ltd.                      6.4
United Breweries Ltd.                       6.3
ITC Ltd.                                    5.0
Ranbaxy Laboratories Ltd.                   4.8
Hindalco Industries Ltd. GDR                4.7
Reliance Industries Ltd.                    4.6
Satyam Computer Services Ltd.               4.6
Sun Pharmaceutical Industries Ltd.          4.4
HCL Technologies Ltd.                       4.3


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
    SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule:
    5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year;
    1% - 6th year. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. (4) Ten largest holdings account for 53.7% of the Portfolio's net assets, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001
MANAGEMENT DISCUSSION

AN INTERVIEW WITH ZAHEER SITABKHAN, MANAGING DIRECTOR, LLOYD GEORGE MANAGEMENT, AND PORTFOLIO MANAGER, SOUTH ASIA PORTFOLIO.

[PHOTO OF ZAHEER SITABKHAN]

Zaheer Sitabkhan
Portfolio Manager

Q: ZAHEER, THE INDIA STOCK MARKET SUFFERED THROUGH ANOTHER DIFFICULT YEAR IN 2001. WHAT FACTORS CONTRIBUTED TO THE CONTINUED DOWNTURN IN THE INDIA MARKET?

A: The primary influence on the Indian market in 2001 was disappointing corporate profits, which weakened due to the dual effects of global recession and somewhat slower Indian consumer spending in the first half of the year. Investor sentiment was dealt a further blow late in the year by a resumption of regional tensions. Nonetheless, India's GDP growth rate of 5.3%, while below the trend of recent years, outpaced the growth rate of most developed nations. Moreover, India benefited from strong domestic demand, even as the weak global economy reduced export demand.

    The global downturn exacted a heavy toll on India's technology sector. For example, software companies, which account for 15% of the total market capitalization of the Bombay Stock Exchange, were hurt as the global recession prompted many businesses - especially U.S. companies - to scale back their technology expenditures. Not surprisingly, some of India's leading software manufacturers felt a negative impact.

    Consumer spending in India was less robust in the first half of the year due to an ongoing, three-year drought that depressed rural incomes. However, with the onset of a successful monsoon season and bountiful agricultural output, rural incomes have rebounded. Because the rural areas account for around 70% of the nation's population, agricultural trends can have major impact on the retail sector.

    Finally, regional concerns heightened late in the year amid the ongoing war in Afghanistan and renewed threats between India and Pakistan in the wake of an attack on the Indian Parliament. As a result, investors and consumers have remained cautious. It is hoped, however, that the end-game may be in sight in Afghanistan, while a resumed dialogue between India and Pakistan should ease tensions somewhat.

Q:  HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: Given the economic slowdown and lingering uncertainties over global and regional tensions, we have focused on companies that we believe will be able to grow earnings in a broad range of economic scenarios. India, one of the


FIVE LARGEST INDUSTRY WEIGHTINGS(1)
--------------------------------------------------------------------------------
DRUGS                                    15.2%
BANKING & FINANCE                         9.3%
APPLICATIONS SOFTWARE                     8.9%
HOUSEHOLD PRODUCTS                        8.6%
AUTO & PARTS                              6.4%


REGIONAL DISTRIBUTION(1)
--------------------------------------------------------------------------------

[CHART]
INDIA                                    92.1%
OTHER                                     7.9%

(1) As a percentage of total net assets. Because the Portfolio is actively managed, Industry Weightings and Regional Distribution presented at 12/31/01 are subject to change.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

    strongest economies in South Asia, remains the overwhelming focus of the Portfolio. At December 31, the Portfolio's largest sector weightings were drug companies, at 15.2%; banking and finance companies, at 9.3%; applications software companies, at 8.9%; household products, at 8.6%; and auto parts, at 6.4%. The Portfolio's investments thus included cyclical companies, export-sensitive companies and companies that focus solely on the domestic side of the India economy.

Q:  WHAT HAVE YOU FOUND ATTRACTIVE IN THE DRUG SECTOR?

A: Ranbaxy Laboratories Ltd. is India's largest pharmaceuticals manufacturer, with especially strong product offerings in the anti-infective category. The company has generated annual revenue growth in the 18% range in recent years, with especially robust sales in overseas markets. In addition to its own domestic market - where the company had five of the 30 top-selling new products in the past year - Ranbaxy has targeted the U.S., Germany, the U.K., Brazil and China as major export opportunities in coming years. The company has been very aggressive in forging marketing and distribution alliances with other major pharmaceutical companies. Looking forward, an increasingly ambitious research and development initiative has created what appears to be a promising pipeline of new products for Ranbaxy.

Q:  WHERE HAVE YOU INVESTED IN THE BANKING AND FINANCE SECTOR?

A: HDFC Bank Ltd. is among India's fastest growing private banks and has followed a very disciplined growth strategy, with a marketing initiative focus primarily on premier corporate clients. That focus has resulted in a relatively low percentage of non-performing assets, a distinct advantage in an uncertain economic environment. HDFC has been especially innovative in its product range, leveraging its advantage in technology and Internet capabilities. On the retail side, the company has captured an increasing market share, offering one stop shopping for banking services, targeting higher net worth consumers and non-resident citizens. These strategies have proven successful even in a slowing economy, as evidenced by the company's 37% revenue growth over the past year.

Q:  COULD YOU DISCUSS YOUR INVESTMENTS IN THE APPLICATIONS SOFTWARE SECTOR?

A: Certainly. Satyam Computer Services Ltd. provides a broad range of software services, including development, system maintenance, software integration and engineering design services. The company has a global infrastructure - with 7,560 technical associates servicing over 300 customers worldwide - and is thus able to tailor products and services to industry-specific needs.

    Satyam has been especially successful in providing e-business solutions to companies exploring new ways to incorporate the Internet into their business plans. In a weak global economy, the company generated 54% revenue growth for the nine-month period ended December 31.

Q: TURNING TO THE INDUSTRIAL AREA, WHAT HAVE YOU FOUND COMPELLING IN THE AUTO SECTOR?

A: Hero Honda Motors, India's largest manufacturer of motorcycles, has been a prime beneficiary of the rising agricultural output in 2001, as increased rural incomes have resulted in sharply higher demand for the company's vehicles. Unit growth rose more than 40% during the year and, together with widening profit margins, resulted in a 90% earnings increase. With a 50% market share in the motorcycle segment, Hero has taken advantage of a change in consumer tastes, as value-oriented buyers have increasingly voiced a preference for motorcycles over the less stylish scooters.

Q:  ZAHEER, WHAT IS YOUR OUTLOOK FOR THE INDIA MARKET IN 2002?

A: There are many uncertainties with respect to the coming year. The downturn in the industrial sector has been especially severe, with the 2.7% industrial growth rate in 2001 well below the 6% average of recent years. However, an economic recovery in 2002 could provide a much-needed boost. That is a potential positive for the market.

    Meanwhile, the past year has brought sharply lower inflation, which, at 2.7%, is well below the 7.6% rate of a year earlier. Lower inflation encouraged the Reserve Bank of India to lower commercial lending rates three times in 2001 in an effort to lift economic activity. While the bloated budget deficit may inhibit further rate cuts, the steep decline in U.S. interest rates may give the central bank more leeway. Lower rates should prove an incentive for investors.

    Whatever the economic trends, the Portfolio will continue to emphasize those companies that we feel can generate superior long-term earnings growth. We believe that, as the political and economic dust settles, the market will, over time, reward those companies able to execute sound business plans and expand their markets. That will remain our focus in the coming year.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GREATER INDIA FUND CLASS A VS. THE BOMBAY STOCK EXCHANGE INDEX*

MAY 31, 1994 -- DECEMBER 31, 2001

[GRAPH]


                            GREATER INDIA-A
                           Inception: 5/2/94

----------------------------------------------------------------------
                       EATON VANCE                             BOMBAY
                      GREATER INDIA     FUND INCL.             STOCK
                          FUND           MAXIMUM              EXCHANGE
DATE                    CLASS A        SALES CHARGE            INDEX
----------------------------------------------------------------------
     5/31/1994            10,000            10,000              10,000
     6/30/1994            10,090             9,510              10,566
     7/31/1994            10,280             9,689              10,806
     8/31/1994            11,359            10,706              11,723
     9/30/1994            10,649            10,038              11,119
    10/31/1994            10,609            10,000              11,043
    11/30/1994            10,410             9,812              10,676
    12/31/1994             9,840             9,275              10,163
     1/31/1995             9,091             8,569               9,475
     2/28/1995             8,561             8,070               9,030
     3/31/1995             8,372             7,891               8,743
     4/30/1995             7,792             7,345               8,307
     5/31/1995             8,092             7,627               8,505
     6/30/1995             8,112             7,646               8,336
     7/31/1995             8,312             7,834               8,707
     8/31/1995             7,932             7,476               8,240
     9/30/1995             7,532             7,100               7,997
    10/31/1995             7,103             6,695               7,775
    11/30/1995             6,234             5,876               6,726
    12/31/1995             6,553             6,177               6,960
     1/31/1996             6,254             5,895               6,307
     2/29/1996             7,013             6,610               7,744
     3/31/1996             7,103             6,695               7,771
     4/30/1996             7,772             7,326               8,536
     5/31/1996             7,762             7,316               8,279
     6/30/1996             7,792             7,345               8,467
     7/31/1996             7,073             6,667               7,757
     8/31/1996             6,953             6,554               7,614
     9/30/1996             6,344             5,979               6,957
    10/31/1996             6,104             5,753               6,770
    11/30/1996             5,894             5,556               6,150
    12/31/1996             6,054             5,706               6,493
     1/31/1997             6,164             5,810               7,065
     2/28/1997             6,384             6,017               7,554
     3/31/1997             6,354             5,989               7,556
     4/30/1997             6,873             6,478               7,875
     5/31/1997             6,803             6,412               7,708
     6/30/1997             7,493             7,062               8,732
     7/31/1997             7,952             7,495               8,979
     8/31/1997             7,053             6,648               7,980
     9/30/1997             7,283             6,864               8,004
    10/31/1997             6,973             6,573               7,971
    11/30/1997             6,384             6,017               6,841
    12/31/1997             6,334             5,970               6,868
     1/31/1998             5,854             5,518               6,175
     2/28/1998             6,354             5,989               6,820
     3/31/1998             6,633             6,252               7,362
     4/30/1998             6,943             6,544               7,585
     5/31/1998             6,364             5,998               6,748
     6/30/1998             5,435             5,122               5,761
     7/31/1998             5,644             5,320               5,696
     8/31/1998             5,435             5,122               5,272
     9/30/1998             5,704             5,377               5,564
    10/31/1998             5,405             5,094               5,091
    11/30/1998             5,375             5,066               5,038
    12/31/1998             5,774             5,443               5,470
     1/31/1999             6,484             6,111               5,881
     2/28/1999             6,513             6,139               5,753
     3/31/1999             7,652             7,213               6,658
     4/30/1999             6,743             6,356               5,797
     5/31/1999             6,993             6,591               6,842
     6/30/1999             7,403             6,977               7,053
     7/31/1999             8,302             7,825               7,852
     8/31/1999             9,241             8,710               8,626
     9/30/1999             9,451             8,908               8,685
    10/31/1999             8,731             8,230               8,163
    11/30/1999             9,940             9,369               8,878
    12/31/1999            11,978            11,290              10,316
     1/31/2000            11,968            11,281              11,273
     2/29/2000            12,767            12,034              12,918
     3/31/2000            11,249            10,603              11,386
     4/30/2000             9,401             8,861               9,389
     5/31/2000             8,551             8,060               8,277
     6/30/2000             9,301             8,766               9,179
     7/31/2000             8,272             7,797               8,209
     8/31/2000             8,571             8,079               8,620
     9/30/2000             7,922             7,467               7,713
    10/31/2000             7,562             7,128               7,041
    11/30/2000             7,822             7,373               7,552
    12/31/2000             7,383             6,959               7,771
     1/31/2001             7,932             7,476               8,152
     2/28/2001             7,542             7,109               7,862
     3/31/2001             6,044             5,697               6,214
     4/30/2001             5,944             5,603               6,144
     5/31/2001             6,354             5,989               6,416
     6/30/2001             5,974             5,631               5,927
     7/31/2001             5,804             5,471               5,546
     8/31/2001             5,684             5,358               5,566
     9/30/2001             4,725             4,454               4,692
    10/31/2001             4,965             4,680               4,904
    11/30/2001             5,425             5,113               5,558
    12/31/2001             5,455             5,141               5,523


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GREATER INDIA FUND CLASS B VS. THE BOMBAY STOCK EXCHANGE INDEX*

MAY 31, 1994 -- DECEMBER 31, 2001

[GRAPH]


                    GREATER INDIA-B
                   Inception: 5/2/94
-----------------------------------------------------
                       EATON VANCE            BOMBAY
                      GREATER INDIA           STOCK
                          FUND               EXCHANGE
DATE                    CLASS B               INDEX
-----------------------------------------------------
      5/31/1994             10000               10000
      6/30/1994             10080               10566
      7/31/1994             10270               10806
      8/31/1994             11349               11723
      9/30/1994             10649               11119
     10/31/1994             10599               11043
     11/30/1994             10410               10676
     12/31/1994              9830               10163
      1/31/1995              9081                9475
      2/28/1995              8551                9030
      3/31/1995              8362                8743
      4/30/1995              7782                8307
      5/31/1995              8092                8505
      6/30/1995              8112                8336
      7/31/1995              8312                8707
      8/31/1995              7922                8240
      9/30/1995              7522                7997
     10/31/1995              7103                7775
     11/30/1995              6194                6726
     12/31/1995              6543                6960
      1/31/1996              6224                6307
      2/29/1996              6853                7744
      3/31/1996              6963                7771
      4/30/1996              7622                8536
      5/31/1996              7592                8279
      6/30/1996              7622                8467
      7/31/1996              6913                7757
      8/31/1996              6793                7614
      9/30/1996              6194                6957
     10/31/1996              5954                6770
     11/30/1996              5764                6150
     12/31/1996              5904                6493
      1/31/1997              6014                7065
      2/28/1997              6224                7554
      3/31/1997              6194                7556
      4/30/1997              6703                7875
      5/31/1997              6633                7708
      6/30/1997              7313                8732
      7/31/1997              7752                8979
      8/31/1997              6883                7980
      9/30/1997              7103                8004
     10/31/1997              6843                7971
     11/30/1997              6264                6841
     12/31/1997              6224                6868
      1/31/1998              5744                6175
      2/28/1998              6234                6820
      3/31/1998              6504                7362
      4/30/1998              6803                7585
      5/31/1998              6244                6748
      6/30/1998              5335                5761
      7/31/1998              5534                5696
      8/31/1998              5325                5272
      9/30/1998              5594                5564
     10/31/1998              5305                5091
     11/30/1998              5275                5038
     12/31/1998              5654                5470
      1/31/1999              6344                5881
      2/28/1999              6374                5753
      3/31/1999              7483                6658
      4/30/1999              6593                5797
      5/31/1999              6833                6842
      6/30/1999              7233                7053
      7/31/1999              8112                7852
      8/31/1999              9011                8626
      9/30/1999              9211                8685
     10/31/1999              8502                8163
     11/30/1999              9680                8878
     12/31/1999             11638               10316
      1/31/2000             11628               11273
      2/29/2000             12398               12918
      3/31/2000             10919               11386
      4/30/2000              9121                9389
      5/31/2000              8302                8277
      6/30/2000              9021                9179
      7/31/2000              8022                8209
      8/31/2000              8312                8620
      9/30/2000              7672                7713
     10/31/2000              7323                7041
     11/30/2000              7572                7552
     12/31/2000              7133                7771
      1/31/2001              7622                8152
      2/28/2001              7223                7862
      3/31/2001              5784                6214
      4/30/2001              5694                6144
      5/31/2001              6084                6416
      6/30/2001              5714                5927
      7/31/2001              5544                5546
      8/31/2001              5435                5566
      9/30/2001              4515                4692
     10/31/2001              4745                4904
     11/30/2001              5175                5558
     12/31/2001              5195                5523


PERFORMANCE**                         CLASS A         CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                               -26.12%        -27.17%
Five Years                              -2.06          -2.53
Life of Fund+                           -7.59          -8.17
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                               -30.36%        -30.81%
Five Years                              -3.22          -2.92
Life of Fund+                           -8.30          -8.17

+Inception date: 5/2/94

* Sources: TowersData, Bethesda, MD.; Datastream. Investment operations commenced 5/2/94. Index information is only available at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

    The chart compares the Fund's total return with that of the Bombay Stock Exchange Index, a broad-based, unmanaged market index of common stocks traded in the India market. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares redeemed within 3 months of purchase, including exchanges, will be subject to a 1% early redemption fee.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less their original cost. The performance graphs and table above do not reflect the deduction of taxes that a shareholder would incur on fund distributions or the redemption of Fund shares.

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investment in South Asia Portfolio, at
   value
   (identified cost, $14,126,993)         $13,016,958
Receivable for Fund shares sold                   514
-----------------------------------------------------
TOTAL ASSETS                              $13,017,472
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    78,675
Payable to affiliate for Trustees' fees            64
Accrued expenses                               22,211
-----------------------------------------------------
TOTAL LIABILITIES                         $   100,950
-----------------------------------------------------
NET ASSETS                                $12,916,522
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $19,041,236
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                   (4,514,941)
Accumulated net investment loss              (499,738)
Net unrealized depreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                   (1,110,035)
-----------------------------------------------------
TOTAL                                     $12,916,522
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 2,888,659
SHARES OUTSTANDING                            529,410
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      5.46
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $5.46)       $      5.79
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $10,027,863
SHARES OUTSTANDING                          1,927,396
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      5.20
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $913)                $   232,139
Interest allocated from Portfolio               1,728
Expenses allocated from Portfolio            (400,059)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (166,192)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Management fee                            $    40,553
Distribution and service fees
   Class A                                     18,047
   Class B                                    126,119
Transfer and dividend disbursing agent
   fees                                        30,854
Registration fees                              29,831
Legal and accounting services                  11,063
Printing and postage                           10,870
Custodian fee                                   7,768
Miscellaneous                                  18,874
-----------------------------------------------------
TOTAL EXPENSES                            $   293,979
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (460,171)
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $461,130)    $(3,855,981)
   Foreign currency transactions              (31,193)
-----------------------------------------------------
NET REALIZED LOSS                         $(3,887,174)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,160,709)
   Foreign currency                            (2,135)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,162,844)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,050,018)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(5,510,189)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (460,171) $        (867,337)
   Net realized gain (loss)                      (3,887,174)         6,108,337
   Net change in unrealized appreciation
      (depreciation)                             (1,162,844)       (21,189,653)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (5,510,189) $     (15,948,653)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       1,234,293  $       8,164,542
      Class B                                       330,152          2,523,220
   Cost of shares redeemed
      Class A                                    (2,040,766)       (11,177,653)
      Class B                                    (3,266,900)        (7,701,716)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      (3,743,221) $      (8,191,607)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (9,253,410) $     (24,140,260)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      22,169,932  $      46,310,192
------------------------------------------------------------------------------
AT END OF YEAR                            $      12,916,522  $      22,169,932
------------------------------------------------------------------------------
Accumulated net
investment loss included
in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $        (499,738) $         (39,567)
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
INCREASE (DECREASE) IN CASH               DECEMBER 31, 2001
------------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of interests in South Asia
      Portfolio                           $      (1,567,510)
   Withdrawal of interests in South Asia
      Portfolio                                   5,600,019
   Operating expenses paid                         (304,813)
------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $       3,727,696
------------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from shares sold              $       1,564,788
   Payments for shares redeemed                  (5,292,484)
------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $      (3,727,696)
------------------------------------------------------------

NET INCREASE IN CASH                      $              --
------------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $              --
------------------------------------------------------------

CASH AT END OF YEAR                       $              --
------------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
------------------------------------------------------------
Net decrease in net assets from
   operations                             $      (5,510,189)
Decrease in payable to affiliate                       (211)
Decrease in accrued expenses                        (10,623)
Net decrease in investments                       9,248,719
------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $       3,727,696
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS A
                                  --------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 7.390        $11.990        $ 5.780        $ 6.340
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment loss                 $(0.149)       $(0.212)       $(0.165)       $(0.082)
Net realized and unrealized
   gain (loss)                       (1.781)        (4.388)         6.375         (0.478)
------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.930)       $(4.600)       $ 6.210        $(0.560)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 5.460        $ 7.390        $11.990        $ 5.780
------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (26.12)%       (38.36)%       107.44%         (8.83)%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,889        $ 4,865        $11,640        $ 8,031
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         3.96%          2.98%          3.26%          3.18%
   Expenses after custodian
      fee reduction(3)                 3.90%          2.91%          3.24%          3.08%
   Net investment loss                (2.44)%        (2.20)%        (2.07)%        (1.38)%
Portfolio Turnover of the
   Portfolio                            141%           133%            80%            60%
------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS B
                                  --------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998(1)        1997
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 7.140        $11.650        $ 5.660        $ 6.230      $ 5.910
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment loss                 $(0.172)       $(0.255)       $(0.193)       $(0.110)     $(0.126)
Net realized and unrealized
   gain (loss)                       (1.768)        (4.255)         6.183         (0.460)       0.446
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.940)       $(4.510)       $ 5.990        $(0.570)     $ 0.320
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 5.200        $ 7.140        $11.650        $ 5.660      $ 6.230
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (27.17)%       (38.71)%       105.83%         (9.15)%       5.42%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $10,028        $17,305        $34,671        $43,063      $68,812
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         4.46%          3.50%          3.69%          3.69%        3.08%
   Expenses after custodian
      fee reduction(3)                 4.40%          3.43%          3.67%          3.59%        3.05%
   Net investment loss                (2.96)%        (2.73)%        (2.55)%        (1.87)%      (1.67)%
Portfolio Turnover of the
   Portfolio                            141%           133%            80%            60%          48%
------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.4% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes had a capital loss carryover of $3,915,861 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $57,955 and $3,857,906 will expire on December 31, 2006, and December 31, 2009, respectively. At December 31, 2001, net currency losses of $17,427 are treated as arising on the first day of the Fund's next taxable year.

   The Fund did not have any undistributed long term gains at December 31, 2001.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the year ended December 31, 2001, the fee was equivalent to

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   0.25% of the Fund's average net assets for such period and amounted to $40,553. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See
   Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $121 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                      2001         2000
    ------------------------------------------------------------------
    Sales                                       205,652       862,326
    Redemptions                                (334,141)   (1,175,336)
    ------------------------------------------------------------------
    NET DECREASE                               (128,489)     (313,010)
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                      2001         2000
    ------------------------------------------------------------------
    Sales                                         62,051      226,110
    Redemptions                                 (556,685)    (779,635)
    ------------------------------------------------------------------
    NET DECREASE                                (494,634)    (553,525)
    ------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the year ended December 31, 2001 the Fund received $2,723 in redemption fees on Class A shares.

4 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5 Investment Transactions
-------------------------------------------
   For the year ended December 31, 2001, increases and decreases in the Fund's investment in the Portfolio aggregated $1,567,510 and $5,600,019, respectively.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See
   Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. At December 31, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,711,000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $11,353 and $94,589 for Class A and Class B shares, respectively, to or payable to EVD for the year ended December 31, 2001, representing 0.31% and 0.75% of average daily net assets attributable to Class A and Class B shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the year ended December 31, 2001, service fees amounted to $6,694, and $31,530 Class A and Class B shares, representing 0.19% and 0.25% of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended December 31, 2001, EVD received approximately $36,000 CDSC paid by Class B shareholders.

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE GREATER INDIA FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (one of the Funds constituting the Eaton Vance Special Investment Trust) as of December 31, 2001, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Greater India Fund at December 31, 2001, and the results of its operations, its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 01, 2002

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 92.1%
INDIA -- 92.1%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Applications Software -- 8.9%
---------------------------------------------------------------
HCL Technologies Ltd.                     104,000   $   591,605
One of the largest Indian IT services
companies offering an entire range of IT
services including technology
development, software product
engineering, networking and application
development services.
Satyam Computer Services Ltd.             126,700       620,888
A SEI-CMM Level 5 company, it is one of
the fastest growing software services
companies in India, with expertise in
key vertical segments such as insurance,
banking, & telecom.
---------------------------------------------------------------
                                                    $ 1,212,493
---------------------------------------------------------------
Auto and Parts -- 6.4%
---------------------------------------------------------------
Hero Honda Motors Ltd.                    166,801   $   867,213
A JV between Hero group and Honda
Motors, Japan, and is the market leader
in motorcycles with 47% market share and
is the pioneer in fuel efficient bikes
in India.
IFB Industries Ltd.(1)                         50             2
Maker of automotive parts.
---------------------------------------------------------------
                                                    $   867,215
---------------------------------------------------------------
Banking and Finance -- 9.3%
---------------------------------------------------------------
Corporation Bank                          146,000   $   414,353
One of the most efficient public sector
banks in India & a leader in cash
management services. It has recently
entered a strategic alliance with Life
Insurance Corporation, one of the
largest financial institutions of India.
HDFC Bank Ltd.                            111,000       517,248
One of the fastest growing private
sector banks in India.
Housing Development Finance Corp. Ltd.     25,000       343,763
Market leader with a strong brand name
in the Indian mortgage finance market
with a network of 84 branches, providing
housing finance predominantly to
individuals. It has entered non-mortgage
business of insurance, asset management
and IT-enabled services.
---------------------------------------------------------------
                                                    $ 1,275,364
---------------------------------------------------------------
Banks and Money Services -- 0.0%
---------------------------------------------------------------
State Bank of India(2)                        100   $       379
The largest public sector commercial
bank in India, with over 8,000 branches.
Engaged in retail banking and a range of
non-fund based activities.
---------------------------------------------------------------
                                                    $       379
---------------------------------------------------------------
Beverages -- 6.3%
---------------------------------------------------------------
United Breweries Ltd.(2)                  250,950   $   857,144
India's dominant beer & spirits producer
& distributor.
---------------------------------------------------------------
                                                    $   857,144
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Cement -- 3.3%
---------------------------------------------------------------
Associated Cement Cos. Ltd.               141,500   $   445,452
One of the largest cement producers in
India, with an installed capacity
aggregating 15mn tons.
---------------------------------------------------------------
                                                    $   445,452
---------------------------------------------------------------
Chemicals -- 4.6%
---------------------------------------------------------------
Reliance Industries Ltd.                  100,000   $   632,829
Integrated petrochemical company with
world class capacities and major
presence in polyesters and polymers.
---------------------------------------------------------------
                                                    $   632,829
---------------------------------------------------------------
Computer Software -- 3.1%
---------------------------------------------------------------
Infosys Technologies Ltd.                   5,050   $   426,621
India's dominant software services
provider.
Onward Technologies Ltd.(1)                 1,250         1,191
Software unit of Novell India.
---------------------------------------------------------------
                                                    $   427,812
---------------------------------------------------------------
Conglomerates -- 3.4%
---------------------------------------------------------------
Century Textiles and Industries Ltd.      585,276   $   456,981
Engaged in the manufacture of cotton
textiles, cement, tyrecords, and paper &
pulp, with cement contributes almost 40%
of net sales, textiles 19%, paper 16%,
and Rayon Tyre yarn 13%.
---------------------------------------------------------------
                                                    $   456,981
---------------------------------------------------------------
Diversified Industry -- 0.0%
---------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)(2)          500   $         0
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
---------------------------------------------------------------
                                                    $         0
---------------------------------------------------------------
Drugs -- 15.2%
---------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.              26,000   $   497,920
Emerging as a leading pharmaceutical
company in India, with one of the best
R&D pipelines.
Glaxosmithkline Pharmaceutical Ltd.        54,843       326,874
Created after the merger of Glaxo India
and Smithkline Beecham Pharma, has the
highest sales in the domestic
formulations market.
Ranbaxy Laboratories Ltd.                  45,500       651,409
India's largest pharmaceutical company
in terms of revenue and profit, and one
of India's leading pharmaceutical
companies in the US generic markets.
Sun Pharmaceutical Industries Ltd.         50,059       594,957
One of the smaller fastest growing
domestic pharmaceutical companies in
India.
---------------------------------------------------------------
                                                    $ 2,071,160
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Energy -- 4.1%
---------------------------------------------------------------
Reliance Petroleum Ltd.                   926,000   $   562,667
India's largest private sector company,
and first refinery to be set up in the
private sector in India. It is the
world's largest grassroot refinery.
---------------------------------------------------------------
                                                    $   562,667
---------------------------------------------------------------
Engineering -- 4.8%
---------------------------------------------------------------
Asea Brown Boveri Ltd.                     88,873   $   375,987
A leading provider of products and
solutions for transmission &
distribution and industrial automation.
Thermax Ltd.                              203,324       282,301
An engineering & environment company
engaged in the manufacture of waste heat
recovery boilers, water treatment, waste
water treatment systems and speciality
chemicals.
---------------------------------------------------------------
                                                    $   658,288
---------------------------------------------------------------
Health and Personal Care -- 0.1%
---------------------------------------------------------------
Wockhardt Life Sciences Ltd.(1)(2)          1,900   $     1,040
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain killer
segments.
Wockhardt Ltd.                                800         8,033
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain killer
segments.
---------------------------------------------------------------
                                                    $     9,073
---------------------------------------------------------------
Household Products -- 8.6%
---------------------------------------------------------------
Hindustan Lever Ltd.                      254,000   $ 1,178,082
India's biggest company in consumer
production.
---------------------------------------------------------------
                                                    $ 1,178,082
---------------------------------------------------------------
Lodging and Gaming -- 0.0%
---------------------------------------------------------------
Hotel Leelaventure Ltd.                        50   $        15
A hotel in India.
---------------------------------------------------------------
                                                    $        15
---------------------------------------------------------------
Manufacturing -- 3.8%
---------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.               48,000   $   519,469
Subsidiary of British Gas involved in
gas distribution in India.
---------------------------------------------------------------
                                                    $   519,469
---------------------------------------------------------------
Media -- 0.5%
---------------------------------------------------------------
UTV Software Communications Ltd.          137,200   $    71,132
A Pan-Asian media company, engaged in
providing television software for
terrestrial and satellite television
channels.
---------------------------------------------------------------
                                                    $    71,132
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Metals - Industrial -- 4.7%
---------------------------------------------------------------
Hindalco Industries Ltd. GDR(1)            50,000   $   637,500
India's second largest aluminum producer
and lowest cost producer in the world.
---------------------------------------------------------------
                                                    $   637,500
---------------------------------------------------------------
Property -- 0.0%
---------------------------------------------------------------
Gesco Corp. Ltd.(2)                            62   $        27
Engaged in real estate & property
development. Division of GE shipping.
---------------------------------------------------------------
                                                    $        27
---------------------------------------------------------------
Tobacco -- 5.0%
---------------------------------------------------------------
ITC Ltd.                                   48,600   $   682,133
A leader in the Indian cigarette market
with 67% market share. It has also
diversified in various other segments
such as hotels, agri-exports, and paper.
---------------------------------------------------------------
                                                    $   682,133
---------------------------------------------------------------
Transportation -- 0.0%
---------------------------------------------------------------
Great Eastern Shipping Co. Ltd.               630   $       311
The largest private sector shipping
company in India.
---------------------------------------------------------------
                                                    $       311
---------------------------------------------------------------
Total Common Stocks
   (identified cost $14,041,419)                    $12,565,526
---------------------------------------------------------------
Total India
   (identified cost $14,041,419)                    $12,565,526
---------------------------------------------------------------
Total Investments -- 92.1%
   (identified cost $14,041,419)                    $12,565,526
---------------------------------------------------------------
Other Assets, Less Liabilities -- 7.9%              $ 1,084,509
---------------------------------------------------------------
Net Assets -- 100.0%                                $13,650,035
---------------------------------------------------------------

 Company descriptions are unaudited.
 GDR - Global Depository Receipt
 (1)  Non-income producing security.
 (2) The above securities held by the Portfolio, on December 31, 2001 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At December 31, 2001, the aggregate value of these securities amounted to $858,590 representing 6.3% of the Portfolio's net assets. (Note 5)

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                                  PERCENTAGE
COMPANY                                   INDUSTRY SECTOR         OF NET ASSETS  VALUE
-------------------------------------------------------------------------------------------
Hindustan Lever Ltd.                      Household Products              8.6%   $1,178,082
Hero Honda Motors Ltd.                    Auto and Parts                  6.4       867,213
United Breweries Ltd.                     Beverages                       6.3       857,144
ITC Ltd.                                  Tobacco                         5.0       682,133
Ranbaxy Laboratories Ltd.                 Drugs                           4.8       651,409
Hindalco Industries Ltd. GDR              Metals - Industrial             4.7       637,500
Reliance Industries Ltd.                  Chemicals                       4.6       632,829
Satyam Computer Services Ltd.             Applications Software           4.6       620,888
Sun Pharmaceutical Industries Ltd.        Drugs                           4.4       594,957
HCL Technologies Ltd.                     Applications Software           4.3       591,605

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Drugs                                            15.2%   $2,071,160
Banking and Finance                               9.3     1,275,364
Applications Software                             8.9     1,212,493
Household Products                                8.6     1,178,082
Auto and Parts                                    6.4       867,215
Beverages                                         6.3       857,144
Tobacco                                           5.0       682,133
Engineering                                       4.8       658,288
Metals - Industrial                               4.7       637,500
Chemicals                                         4.6       632,829

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,041,419)         $12,565,526
Cash                                          715,649
Foreign currency, at value
   (identified cost, $404,386)                400,700
Interest and dividends receivable               2,648
Prepaid expenses                                   80
-----------------------------------------------------
TOTAL ASSETS                              $13,684,603
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $        28
Accrued expenses                               34,540
-----------------------------------------------------
TOTAL LIABILITIES                         $    34,568
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,650,035
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,129,959
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,479,924)
-----------------------------------------------------
TOTAL                                     $13,650,035
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $957)    $   243,471
Interest                                        1,811
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   245,282
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   128,227
Administration fee                             42,649
Trustees' fees and expenses                     4,934
Custodian fee                                 170,726
Legal and accounting services                  76,977
Miscellaneous                                   4,995
-----------------------------------------------------
TOTAL EXPENSES                            $   428,508
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     9,509
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,509
-----------------------------------------------------

NET EXPENSES                              $   418,999
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (173,717)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $481,698)    $(4,020,248)
   Foreign currency transactions              (32,692)
-----------------------------------------------------
NET REALIZED LOSS                         $(4,052,940)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,229,821)
   Foreign currency                            (2,251)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,232,072)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,285,012)
-----------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $(5,458,729)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (173,717) $        (363,782)
   Net realized gain (loss)                      (4,052,940)         6,609,227
   Net change in unrealized appreciation
      (depreciation)                             (1,232,072)       (22,321,270)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (5,458,729) $     (16,075,825)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       1,603,085  $      11,562,415
   Withdrawals                                   (5,730,327)       (20,528,752)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      (4,127,242) $      (8,966,337)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (9,585,971) $     (25,042,162)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      23,236,006  $      48,278,168
------------------------------------------------------------------------------
AT END OF YEAR                            $      13,650,035  $      23,236,006
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
INCREASE (DECREASE) IN CASH               DECEMBER 31, 2001
------------------------------------------------------------
Cash Flows From (For) Operating
   Activities --
   Purchase of investments                $     (23,120,570)
   Proceeds from sale of investments             29,144,631
   Dividends and interest received                  250,520
   Operating expenses paid                         (508,199)
   Foreign taxes paid                              (481,698)
   Foreign currency transactions                   (341,793)
------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $       4,942,891
------------------------------------------------------------
Cash Flows From (For) Financing
   Activities --
   Proceeds from capital contributions    $       1,603,085
   Payments for capital withdrawals              (5,730,327)
   Demand notes payable                            (100,000)
------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $      (4,227,242)
------------------------------------------------------------

NET INCREASE IN CASH                      $         715,649
------------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $              --
------------------------------------------------------------

CASH AT END OF YEAR                       $         715,649
------------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
------------------------------------------------------------
Net decrease in net assets from
   operations                             $      (5,458,729)
Decrease in receivable for investments
   sold                                           4,538,908
Increase in foreign currency                       (306,850)
Decrease in dividends and other
   receivable                                         5,238
Decrease in prepaid expenses                            152
Decrease in payable for investments
   purchased                                       (829,714)
Decrease in payable to affiliate                       (805)
Decrease in accrued expenses and other
   liabilities                                      (88,547)
Net decrease in investments                       7,083,238
------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $       4,942,891
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                          2.52%       1.82%       2.09%       1.97%       1.61%
   Expenses after custodian
      fee reduction                  2.46%       1.75%       2.07%       1.87%       1.58%
   Net investment loss              (1.02)%     (1.04)%     (0.94)%     (0.16)%     (0.20)%
Portfolio Turnover                    141%        133%         80%         60%         48%
------------------------------------------------------------------------------------------
TOTAL RETURN                       (25.70)%        --          --          --          --
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $13,650     $23,236     $48,278     $52,734     $84,175
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the year ended December 31, 2001, the Portfolio paid $481,698 pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period for such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of December 31, 2001, the Portfolio had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the adviser fee was 0.75% of average daily net assets and amounted to $128,227. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the administration fee was 0.25% of average net assets and amounted to $42,649. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 2001, purchases and sales of investments, other than short-term obligations, aggregated $22,290,856 and $24,605,723 respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $14,059,131
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,715,774
    Gross unrealized depreciation              (3,209,379)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,493,605)
    -----------------------------------------------------

   The depreciation on currency is $4,031.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation,

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SOUTH ASIA PORTFOLIO
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the supplementary data for each of the years in the five-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 2001, and the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 01, 2002

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Greater India Fund (the Fund) and South Asia Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                                  POSITION(S)
                                    WITH THE            TERM OF                                   NUMBER OF PORTFOLIOS
        NAME, ADDRESS              TRUST AND           OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)        Trustee           Trustee               President and Chief                165
Age 42                                            Since                 Executive Officer of
The Eaton Vance Building                          1998                  National Financial
255 State Street                                                        Partners (financial
Boston, MA 02109                                                        services company)
                                                                        (since April 1999).
                                                                        Formerly President and
                                                                        Chief Operating Officer
                                                                        of John A. Levin & Co.
                                                                        (registered investment
                                                                        advisor) (July 1997 to
                                                                        April 1999). Formerly,
                                                                        Executive Vice
                                                                        President of Smith
                                                                        Barney Mutual Funds
                                                                        (July 1994 to June
                                                                        1997).
James B. Hawkes(2)              President and     President of the      Chairman, President and            170
Age 60                          Trustee           Trust Since 1994 and  Chief Executive Officer
The Eaton Vance Building                          Trustee Since 1989    of BMR, EVM and their
255 State Street                                  Vice President and    corporate parent and
Boston, MA 02109                                  Trustee of the        trustee (EVC and EV);
                                                  Portfolio Since 1994  Vice President of EVD.
                                                                        President or officer of
                                                                        170 funds managed by
                                                                        Eaton Vance or its
                                                                        affiliates.
-----------------------------------------------------------------------------------------------------------------------


        NAME, ADDRESS           OTHER DIRECTORSHIPS
           AND AGE                      HELD
------------------------------
Jessica M. Bibliowicz(1)
Age 42
The Eaton Vance Building
255 State Street
Boston, MA 02109

James B. Hawkes(2)              Director of EVC, EV
Age 60                                and EVD.
The Eaton Vance Building
255 State Street
Boston, MA 02109

------------------------------

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, Eaton Vance, and EVC, which are affiliates of the Fund and Eaton Vance.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

                                  POSITION(S)                                                    NUMBER OF PORTFOLIOS
                                    WITH THE            TERM OF                                    IN FUND COMPLEX
        NAME, ADDRESS              TRUST AND           OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
---------------------------------------------------------------------------------------------------------------------
Donald R. Dwight                Trustee           Trustee of Trust      President of Dwight              170
Age 70                                            Since 1989 and        Partners, Inc.
The Eaton Vance Building                          Portfolio Since 1996  (corporate relations
255 State Street                                                        and communications
Boston, MA 02109                                                        company).
Samuel L. Hayes, III            Trustee           Trustee of Trust      Jacob H. Schiff                  170
Age 67                                            Since 1989 and        Professor of Investment
The Eaton Vance Building                          Portfolio Since 1994  Banking Emeritus,
255 State Street                                                        Harvard University
Boston, MA 02109                                                        Graduate School of
                                                                        Business
                                                                        Administration.


        NAME, ADDRESS              OTHER TRUSTEE
           AND AGE                 POSITIONS HELD
------------------------------
Donald R. Dwight                Trustee/Director of
Age 70                          the Royce Funds
The Eaton Vance Building        (consisting of 17
255 State Street                portfolios).
Boston, MA 02109
Samuel L. Hayes, III            Director of Tiffany
Age 67                          & Co. Director of
The Eaton Vance Building        Telect, Inc.
255 State Street
Boston, MA 02109

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

DISINTERESTED DIRECTORS(S) (CONTINUED)

                                  POSITION(S)
                                    WITH THE            TERM OF                                   NUMBER OF PORTFOLIOS
        NAME, ADDRESS              TRUST AND           OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
Norton H. Reamer                Trustee of the    Trustee of Trust      Chairman and Chief                 170
Age 66                          Trust             Since 1989 and        Operating Officer,
The Eaton Vance Building                          Portfolio             Hellman, Jordan
255 State Street                                  Since 1996            Management Co., Inc.
Boston, MA 02109                                                        (an investment
                                                                        management company) and
                                                                        President, Unicorn
                                                                        Corporation (investment
                                                                        and financial advisory
                                                                        services company)
                                                                        (since September 2000).
                                                                        Formerly, Chairman of
                                                                        the Board, United Asset
                                                                        Management Corporation
                                                                        (a holding company
                                                                        owning institutional
                                                                        investment management
                                                                        firms) and Chairman,
                                                                        President and Director,
                                                                        UAM Funds (mutual
                                                                        funds).
Hon. Edward K.Y. Chen(1)        Trustee of the    Trustee Since         President of Lingnan                 5
Age 57                          Portfolio         1984                  College in Hong Kong.
The Eaton Vance Building                                                Director of First
255 State Street                                                        Pacific Company and
Boston, MA 02109                                                        Asia Satellite
                                                                        Telecommunications
                                                                        Holdings Ltd. and a
                                                                        Board Member of the
                                                                        Mass Transit Railway
                                                                        Corporation. Member of
                                                                        the Executive Council
                                                                        of the Hong Kong
                                                                        Government from
                                                                        1992-1997.
                                                                        Address: President's
                                                                        Office, Lingnan
                                                                        College, Tuen Mun, Hong
                                                                        Kong.
Hon. Robert Lloyd George(1)     Trustee and       Trustee Since         Chairman and Chief                   5
Age 50                          President of the  1994                  Executive Officer of
The Eaton Vance Building        Portfolio                               Lloyd George Management
255 State Street                                                        (B.V.L.) Limited and of
Boston, MA 02109                                                        Lloyd George Management
                                                                        (Hong Kong) Limited and
                                                                        Lloyd George Investment
                                                                        (Bermuda) Limited.
                                                                        Address: 3808 One
                                                                        Exchange Square,
                                                                        Central Hong Kong.
Lynn A. Stout(2)                Trustee of the    Trustee Since         Professor of Law,                  165
Age 44                          Trust             1998                  University of
The Eaton Vance Building                                                California at Los
255 State Street                                                        Angeles School of Law
Boston, MA 02109                                                        (since July 2001).
                                                                        Formerly, Professor of
                                                                        Law, Georgetown
                                                                        University Law Center
                                                                        (prior to July 2001).
Jack L. Treynor(2)              Trustee of the    Trustee Since         Investment Adviser and             167
Age 72                          Trust             1989                  Consultant.
The Eaton Vance Building
255 State Street
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------------------


        NAME, ADDRESS              OTHER TRUSTEE
           AND AGE                 POSITIONS HELD
------------------------------
Norton H. Reamer
Age 66
The Eaton Vance Building
255 State Street
Boston, MA 02109

Hon. Edward K.Y. Chen(1)
Age 57
The Eaton Vance Building
255 State Street
Boston, MA 02109

Hon. Robert Lloyd George(1)
Age 50
The Eaton Vance Building
255 State Street
Boston, MA 02109

Lynn A. Stout(2)
Age 44
The Eaton Vance Building
255 State Street
Boston, MA 02109

Jack L. Treynor(2)
Age 72
The Eaton Vance Building
255 State Street
Boston, MA 02109
------------------------------

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                  POSITION(S)
                                    WITH THE           TERM OF
        NAME, ADDRESS              TRUST AND         OFFICE AND          PRINCIPAL OCCUPATION(S)
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------
Duke Laflamme(2)                 Vice President   Vice President      Vice President of EVM and BMR
Age 32                           of Trust         Since               since November 2001. Officer
The Eaton Vance Building                          2001                of 9 investment companies
255 State Street                                                      managed by EVM or BMR. Prior
Boston, MA 02109                                                      to November 2001, Mr. Laflamme
                                                                      was an Assistant Vice
                                                                      President and Research
                                                                      Associate for EVM and BMR.
                                                                      Prior to January 1998, he was
                                                                      an assistant Portfolio Manager
                                                                      at Norwest Investment Manager.
Zaheer Sitabkhan(1)              Vice President   Vice President      Director of Lloyd George
Age 36                           of Portfolio     Since               Investment (Bermuda) Limited.
The Eaton Vance Building                          1999                Address: 3808 One Exchange
255 State Street                                                      Square, Central, Hong Kong.
Boston, MA 02109
William Walter Raleigh Kerr(1)   Vice President   Vice President      Director, Finance Director and
Age 49                           of Trust and     Since               Chief Operating Officer of
The Eaton Vance Building         Portfolio        1994                Lloyd George Management (Hong
255 State Street                                                      Kong) Limited and Lloyd George
Boston, MA 02109                                                      Investment (Bermuda) Limited.
                                                                      Director of Lloyd George
                                                                      Management (B.V.L.) Limited.
                                                                      Address: 3808 One Exchange
                                                                      Square, Central, Hong Kong.
Edward E. Smiley, Jr.(2)         Vice President   Vice President      Vice President of EVM and BMR,
Age 57                           of Trust         Since               Officer of 34 investment
The Eaton Vance Building                          1997                companies managed by EVM or
255 State Street                                                      BMR.
Boston, MA 02109
Alan R. Dynner                   Secretary        Secretary Since     Vice President, Secretary and
Age 61                                            1997                Chief Legal Officer of BMR,
The Eaton Vance Building                                              EVM and EVC; Vice President,
255 State Street                                                      Secretary and Clerk of EVD.
Boston, MA 02109                                                      Secretary of 170 funds managed
                                                                      by EVM and its affiliates.
James L. O'Connor                Treasurer        Treasurer of        Vice President of BMR and EVM;
Age 56                                            Trust Since 1989    Vice President of EVD.
The Eaton Vance Building                          and Portfolio       Treasurer of 170 funds managed
255 State Street                                  Since 1996          by EVM and its affiliates.
Boston, MA 02109
----------------------------------------------------------------------------------------------------

 (1)  Eaton Vance South Asia Portfolio only.
 (2)  Eaton Vance Greater India Fund only.

The statement of additional information for the Fund includes additional information about the Trustees/Directors and officers of the Fund and Portfolio and can be obtained without charges by calling 1-800-225-6265.

SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
AND ADMINISTRATOR OF SOUTH ASIA PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADVISER OF SOUTH ASIA PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

    For more information about Eaton Vance's privacy policies, call:
                               1-800-262-1122


EATON VANCE GREATER INDIA FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


142-2/02                                                                   GISRC